ANNUAL REPORT



DECEMBER 31, 2000



TEMPLETON GLOBAL
OPPORTUNITIES TRUST


[FRANKLIN TEMPLETON LOGO]
PAGE
Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.




[PHOTO OF MARK R. BEVERIDGE]

MARK R. BEVERIDGE, CFA, CIC
Portfolio Manager
Templeton Global Opportunities Trust



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PAGE
SHAREHOLDER LETTER


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Your Fund's Goal: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report of Templeton Global Opportunities Trust covers the period ended December 31, 2000. Although recent economic indicators seemed to point to a global slowdown, the world's economic fundamentals at the reporting period's end did not differ greatly from the situation a year earlier. Nevertheless, investors' sentiment toward the economy appeared to shift from excessive optimism at the beginning of the year to excessive pessimism by year-end. In our view, many people placed overly high expectations on the "new economy" and, in the process, lost touch with traditional stock valuation parameters. We think that during the late 1990s, euphoria in the world, and particularly in the U.S., stock markets propelled share prices to unsustainable


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.



CONTENTS

Shareholder Letter .....       1

Performance Summary ....       6

Financial Highlights &
Statement of Investments      10

Financial Statements ...      17

Notes to Financial
Statements .............      20

Independent Auditors'
Report .................      24

Tax Designation ........      25


[FUND CATEGORY GRAPHIC]
PAGE
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/00

[PIE CHART]

Europe                 44.3%

North America          27.0%

Asia                   15.4%

Latin America           6.2%

Australia/
New Zealand             2.9%

Short-Term
Investments &
Other Net Assets        4.2%

TOP 10 COUNTRIES
Based on Equity Securities
12/31/00

                    % OF TOTAL
                    NET ASSETS
------------------------------
U.S.                     21.9%

U.K                      11.4%

Japan                     9.1%

Germany                   7.2%

France                    7.0%

Hong Kong                 4.9%

Netherlands               4.6%

Spain                     4.5%

Italy                     3.9%

Mexico                    3.2%


levels. As prices continued to rise, we believed the U.S. stock market became too large relative to the size of the country's economy, creating a bubble. When the U.S. equity market bubble burst in the first quarter of 2000, this sent shocks through the world equity markets, thereby complicating an already challenging global investment climate.

Although the market decline affected many industries, the blow fell hardest on the more speculative technology and telecommunications companies. After declining during the spring, many U.S. stocks drifted during the summer. Then, following a wake of negative earnings pre-announcements, they renewed their downward spiral in the fall. We believe this earnings anxiety and, to a lesser extent, uncertainty about the U.S. presidential election contributed to investor pessimism. Despite the difficult worldwide investment climate in 2000, the Trust's Class A shares posted a -3.16% cumulative total return, as shown in the Performance Summary beginning on page 6. This compares favorably with the -13.94% return for the Morgan Stanley Capital International All Country (MSCI
AC) World Free Index, the Fund's benchmark.(1)

Rising energy costs eroded corporate profits and a strong U.S. dollar diminished foreign-generated returns, negatively affecting the Fund's performance. Our careful stock selection and underweighted position in what turned out to be a depressed Japanese stock market tended to mitigate these economic factors' negative impact on the portfolio's



1. Source: Standard and Poor's Micropal. The unmanaged MSCI AC World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and eastern Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Trust's portfolio.


2
PAGE
performance. Japan suffered from political turmoil, renewed doubts over its banking system and lackluster economic growth. So far, foreign investors appear unconvinced by the prospects for a meaningful turnaround in that country's economy. The portfolio also benefited from investors' renewed interest in valuation fundamentals and from a shift away from the more speculative end of the market, comprising sectors like technology and telecommunications, toward more defensive sectors such as health care and utilities. Remaining faithful to our value investment philosophy, we held many securities that came back into favor with this sector rotation. During 2000, we also saw an opportunity to capitalize on the appreciation of some of our European telecommunications holdings.

Because of increased volatility in the world's stock markets throughout the year, the portfolio's turnover rate was higher in 1999 and 2000 than in prior recent years. However, it was still below the turnover that many other global fund money managers experienced last year.

At the beginning of each new year, investors ask which country or industry group will offer the most rewarding investment prospects. We understand this curiosity. Although we do factor in macroeconomic considerations in our company-specific analysis, we avoid placing bets based upon geography or stock market momentum. First, such an approach is contrary to our long-term, bottom-up investment philosophy, and second, we believe in our ability to identify excellent quality companies in many industries throughout the globe. Thus, our strategy in 2001 reflects that of previous years: we take a global approach


TOP 10 INDUSTRIES
Based on Equity Securities
12/31/00

                                % OF TOTAL
                                NET ASSETS
------------------------------------------
Insurance                            11.7%

Pharmaceuticals                      10.5%

Banks                                 8.7%

Diversified Telecommunication
Services                              8.4%

Oil & Gas                             7.4%

Electric Utilities                    6.6%

Paper & Forest Products               4.5%

Household Durables                    3.2%

Diversified Financials                3.2%

Aerospace & Defense                   3.2%



                                                                               3
PAGE
TOP 10 EQUITY HOLDINGS
12/31/00

COMPANY                           % OF TOTAL
INDUSTRY, COUNTRY                 NET ASSETS
--------------------------------------------
Pharmacia Corp.                         2.4%
Pharmaceuticals, U.S.

Hitachi Ltd.                            2.3%
Electronic Equipment &
Instruments, Japan

Unilever PLC                            2.2%
Food Products, U.K

Merck KGAA                              2.2%
Pharmaceuticals, Germany

HSBC Holdings PLC                       2.1%
Banks, Hong Kong

Abbott Laboratories                     2.1%
Pharmaceuticals, U.S.

Akzo Nobel NV                           2.0%
Chemicals, Netherlands

Eni SpA                                 2.0%
Oil & Gas, Italy

Elan Corp. PLC, ADR                     1.9%
Pharmaceuticals, Irish Republic

AXA SA, Ord & 144A                      1.9%
Insurance, France


to acquiring and maintaining a well-diversified portfolio of what we believe to be first-rate companies, attempting to purchase their shares while they are undervalued.

In spite of a slowing economic outlook, we do not foresee the overall U.S. stock market deteriorating much beyond the past year's levels and are optimistic in the long term about our U.S. investment prospects. We are equally optimistic about Europe, where improvements in technology and in product and capital markets continue to take place. We are a little more cautious about Japan, where we think that widespread corporate restructuring is necessary before we will invest substantial amounts of our clients' assets in that country. However, we still believe in the importance of diversification and are prepared to take advantage of promising opportunities that fit within our investment process regardless of their particular location on the map.

There are, of course, special risks involved with investing related to currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton funds. Hong Kong's equity market has increased 762.56% in the past 15 years, but has suffered six quarterly declines of


4
PAGE
more than 15% during that time.(2) While short-term volatility can be disconcerting, declines of more than 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Opportunities Trust and look forward to helping you meet your investment objectives in the years to come.

Sincerely,


/s/ Mark R. Beveridge

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Global Opportunities Trust


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



2. Source: Hang Seng Index. The Hang Seng Index is the main indicator of stock market performance in Hong Kong. Based on quarterly percentage price change over 15 years ended December 31, 2000. Market return is measured in U.S. dollars and does not include reinvested dividends.


                                                                               5
PAGE
--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 12/31/00

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE        12/31/00        12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$2.49         $14.63          $17.12

DISTRIBUTIONS (1/1/00 - 12/31/00)
Dividend Income                         $0.1435
Short-Term Capital Gain                 $0.0975
Long-Term Capital Gain                  $1.7459
                                        -------
      Total                             $1.9869

CLASS B                                  CHANGE        12/31/00        12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$2.46         $14.58          $17.04

DISTRIBUTIONS (1/1/00 - 12/31/00)
Dividend Income                         $0.0667
Short-Term Capital Gain                 $0.0975
Long-Term Capital Gain                  $1.7459
                                        -------
      Total                             $1.9101

CLASS C                                  CHANGE        12/31/00        12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$2.50         $14.46          $16.96

DISTRIBUTIONS (1/1/00 - 12/31/00)
Dividend Income                         $0.0426
Short-Term Capital Gain                 $0.0975
Long-Term Capital Gain                  $1.7459
                                        -------
      Total                             $1.8860

Templeton Global Opportunities Trust paid distributions derived from long-term capital gains totaling $1.7459 per share in March and December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


6
PAGE
PERFORMANCE

CLASS A                                 1-YEAR          5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -3.16%          74.12%       270.87%

Average Annual Total Return(2)          -8.70%          10.41%        13.33%

Value of $10,000 Investment(3)          $9,130         $16,407       $34,952

                                                                   INCEPTION
CLASS B                                                 1-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -3.49%        21.90%

Average Annual Total Return(2)                          -6.91%         8.59%

Value of $10,000 Investment(3)                          $9,309       $11,792

                                                                   INCEPTION
CLASS C                                 1-YEAR          5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -3.83%          68.09%        80.59%

Average Annual Total Return(2)          -5.63%          10.72%        10.79%

Value of $10,000 Investment(3)          $9,437         $16,637       $17,884


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.


                                                                               7
PAGE
TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A             12/31/00
----------------------------
1-Year                -8.70%

5-Year                10.41%

10-Year               13.33%

CLASS A (1/1/91 - 12/31/00)

                                  [LINE GRAPH]


This graph compares the performance of Templeton Global Opportunities Trust - Class A, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index and the CPI from 1/1/91-12/31/00.

                 TEMPLETON GLOBAL OPPORTUNITIES   INFLATION (CPI)      MSCI AC WORLD        CPI(4)        MSCI AC WORLD
                        TRUST - CLASS A                                   FREE(4)                             FREE
12/31/1990                   $9,424                   $10,000             $10,000
01/31/1991                   $9,921                   $10,060             $10,370            0.60%            3.70%
02/28/1991                  $10,768                   $10,075             $11,345            0.15%            9.40%
03/31/1991                  $10,824                   $10,090             $11,028            0.15%           -2.79%
04/30/1991                  $11,107                   $10,105             $11,121            0.15%            0.84%
05/31/1991                  $11,627                   $10,136             $11,387            0.30%            2.39%
06/30/1991                  $11,028                   $10,165             $10,692            0.29%           -6.10%
07/31/1991                  $11,944                   $10,180             $11,201            0.15%            4.76%
08/31/1991                  $12,091                   $10,210             $11,179            0.29%           -0.20%
09/30/1991                  $12,215                   $10,255             $11,464            0.44%            2.55%
10/31/1991                  $12,396                   $10,270             $11,663            0.15%            1.74%
11/30/1991                  $11,933                   $10,300             $11,162            0.29%           -4.30%
12/31/1991                  $12,564                   $10,307             $11,991            0.07%            7.43%
01/31/1992                  $12,713                   $10,323             $11,812            0.15%           -1.49%
02/29/1992                  $13,253                   $10,360             $11,634            0.36%           -1.51%
03/31/1992                  $13,156                   $10,413             $11,116            0.51%           -4.45%
04/30/1992                  $13,482                   $10,427             $11,265            0.14%            1.34%
05/31/1992                  $14,098                   $10,442             $11,697            0.14%            3.83%
06/30/1992                  $13,691                   $10,479             $11,279            0.36%           -3.57%
07/31/1992                  $13,540                   $10,501             $11,315            0.21%            0.32%
08/31/1992                  $13,168                   $10,531             $11,569            0.28%            2.24%
09/30/1992                  $12,970                   $10,560             $11,470            0.28%           -0.85%
10/31/1992                  $12,912                   $10,597             $11,189            0.35%           -2.45%
11/30/1992                  $13,144                   $10,612             $11,375            0.14%            1.66%
12/31/1992                  $13,425                   $10,605             $11,483           -0.07%            0.95%
01/31/1993                  $13,762                   $10,657             $11,523            0.49%            0.35%
02/28/1993                  $14,124                   $10,694             $11,794            0.35%            2.35%
03/31/1993                  $14,612                   $10,731             $12,472            0.35%            5.75%
04/30/1993                  $15,011                   $10,761             $13,038            0.28%            4.54%
05/31/1993                  $15,286                   $10,776             $13,345            0.14%            2.35%
06/30/1993                  $15,174                   $10,791             $13,258            0.14%           -0.65%
07/31/1993                  $15,636                   $10,791             $13,533            0.00%            2.07%
08/31/1993                  $16,847                   $10,822             $14,174            0.28%            4.74%
09/30/1993                  $16,810                   $10,844             $13,936            0.21%           -1.68%
10/31/1993                  $17,834                   $10,889             $14,348            0.41%            2.96%
11/30/1993                  $17,172                   $10,897             $13,602            0.07%           -5.20%
12/31/1993                  $18,544                   $10,897             $14,338            0.00%            5.41%
01/31/1994                  $19,570                   $10,926             $15,289            0.27%            6.63%
02/28/1994                  $18,916                   $10,963             $15,067            0.34%           -1.45%
03/31/1994                  $17,739                   $11,000             $14,391            0.34%           -4.49%
04/30/1994                  $17,962                   $11,016             $14,782            0.14%            2.72%
05/31/1994                  $18,088                   $11,023             $14,869            0.07%            0.59%
06/30/1994                  $17,447                   $11,061             $14,796            0.34%           -0.49%
07/31/1994                  $18,325                   $11,091             $15,123            0.27%            2.21%
08/31/1994                  $19,035                   $11,135             $15,662            0.40%            3.56%
09/30/1994                  $18,952                   $11,165             $15,294            0.27%           -2.35%
10/31/1994                  $18,938                   $11,173             $15,685            0.07%            2.56%
11/30/1994                  $18,074                   $11,188             $15,004            0.13%           -4.34%
12/31/1994                  $17,800                   $11,188             $15,057            0.00%            0.35%
01/31/1995                  $17,319                   $11,232             $14,751            0.40%           -2.03%
02/28/1995                  $17,785                   $11,277             $14,909            0.40%            1.07%
03/31/1995                  $17,876                   $11,314             $15,592            0.33%            4.58%
04/30/1995                  $18,589                   $11,352             $16,160            0.33%            3.64%
05/31/1995                  $19,301                   $11,375             $16,337            0.20%            1.10%
06/30/1995                  $19,802                   $11,397             $16,341            0.20%            0.02%
07/31/1995                  $20,636                   $11,397             $17,131            0.00%            4.84%
08/31/1995                  $20,090                   $11,427             $16,756            0.26%           -2.19%
09/30/1995                  $20,620                   $11,450             $17,217            0.20%            2.75%
10/31/1995                  $19,680                   $11,488             $16,930            0.33%           -1.67%
11/30/1995                  $19,832                   $11,480             $17,463           -0.07%            3.15%
12/31/1995                  $20,073                   $11,471             $17,988           -0.07%            3.01%
01/31/1996                  $21,095                   $11,539             $18,388            0.59%            2.22%
02/29/1996                  $21,418                   $11,576             $18,465            0.32%            0.42%
03/31/1996                  $21,662                   $11,636             $18,749            0.52%            1.54%
04/30/1996                  $22,442                   $11,682             $19,207            0.39%            2.44%
05/31/1996                  $22,751                   $11,704             $19,226            0.19%            0.10%
06/30/1996                  $22,556                   $11,711             $19,332            0.06%            0.55%
07/31/1996                  $21,451                   $11,733             $18,611            0.19%           -3.73%
08/31/1996                  $22,215                   $11,755             $18,840            0.19%            1.23%
09/30/1996                  $22,881                   $11,793             $19,535            0.32%            3.69%
10/31/1996                  $23,222                   $11,831             $19,613            0.32%            0.40%
11/30/1996                  $24,571                   $11,853             $20,662            0.19%            5.35%
12/31/1996                  $24,930                   $11,853             $20,363            0.00%           -1.45%
01/31/1997                  $25,970                   $11,891             $20,705            0.32%            1.68%
02/28/1997                  $26,365                   $11,928             $20,986            0.31%            1.36%
03/31/1997                  $26,225                   $11,958             $20,567            0.25%           -2.00%
04/30/1997                  $26,713                   $11,972             $21,227            0.12%            3.21%
05/31/1997                  $28,299                   $11,965             $22,494           -0.06%            5.97%
06/30/1997                  $29,327                   $11,979             $23,646            0.12%            5.12%
07/31/1997                  $30,721                   $11,994             $24,715            0.12%            4.52%
08/31/1997                  $29,379                   $12,017             $22,980            0.19%           -7.02%
09/30/1997                  $31,592                   $12,047             $24,204            0.25%            5.33%
10/31/1997                  $29,066                   $12,077             $22,764            0.25%           -5.95%
11/30/1997                  $28,700                   $12,069             $23,113           -0.06%            1.53%
12/31/1997                  $28,553                   $12,055             $23,415           -0.12%            1.31%
01/31/1998                  $27,845                   $12,078             $23,930            0.19%            2.20%
02/28/1998                  $29,317                   $12,101             $25,567            0.19%            6.84%
03/31/1998                  $30,738                   $12,124             $26,659            0.19%            4.27%
04/30/1998                  $31,080                   $12,146             $26,910            0.18%            0.94%
05/31/1998                  $30,016                   $12,168             $26,398            0.18%           -1.90%
06/30/1998                  $29,845                   $12,182             $26,873            0.12%            1.80%
07/31/1998                  $30,206                   $12,197             $26,882            0.12%            0.03%
08/31/1998                  $25,380                   $12,211             $23,115            0.12%          -14.01%
09/30/1998                  $25,171                   $12,226             $23,575            0.12%            1.99%
10/31/1998                  $26,767                   $12,255             $25,728            0.24%            9.13%
11/30/1998                  $28,192                   $12,255             $27,290            0.00%            6.07%
12/31/1998                  $28,380                   $12,248             $28,556           -0.06%            4.64%
01/31/1999                  $28,186                   $12,277             $29,138            0.24%            2.04%
02/28/1999                  $27,449                   $12,292             $28,407            0.12%           -2.51%
03/31/1999                  $29,293                   $12,329             $29,685            0.30%            4.50%
04/30/1999                  $31,337                   $12,419             $30,968            0.73%            4.32%
05/31/1999                  $29,995                   $12,419             $29,875            0.00%           -3.53%
06/30/1999                  $31,337                   $12,419             $31,362            0.00%            4.98%
07/31/1999                  $30,976                   $12,456             $31,234            0.30%           -0.41%
08/31/1999                  $30,636                   $12,486             $31,196            0.24%           -0.12%
09/30/1999                  $30,115                   $12,546             $30,859            0.48%           -1.08%
10/31/1999                  $30,996                   $12,569             $32,421            0.18%            5.06%
11/30/1999                  $32,880                   $12,576             $33,429            0.06%            3.11%
12/31/1999                  $36,091                   $12,576             $36,214            0.00%            8.33%
01/31/2000                  $34,236                   $12,614             $34,262            0.30%           -5.39%
02/29/2000                  $35,164                   $12,688             $34,378            0.59%            0.34%
03/31/2000                  $36,547                   $12,792             $36,637            0.82%            6.57%
04/30/2000                  $34,884                   $12,800             $34,992            0.06%           -4.49%
05/31/2000                  $35,431                   $12,815             $34,082            0.12%           -2.60%
06/30/2000                  $37,207                   $12,882             $35,238            0.52%            3.39%
07/31/2000                  $36,820                   $12,912             $34,202            0.23%           -2.94%
08/31/2000                  $37,617                   $12,912             $35,265            0.00%            3.11%
09/30/2000                  $35,818                   $12,979             $33,329            0.52%           -5.49%
10/31/2000                  $34,998                   $13,001             $32,676            0.17%           -1.96%
11/30/2000                  $34,201                   $13,009             $30,650            0.06%           -6.20%
12/31/2000                  $34,952                   $13,001             $31,162           -0.06%            1.67%


AVERAGE ANNUAL TOTAL RETURN

CLASS B                    12/31/00
-----------------------------------
1-Year                       -6.91%

Since Inception (1/1/99)      8.59%

CLASS B (1/1/99 - 12/31/00)

                                  [LINE GRAPH]


This graph compares the performance of Templeton Global Opportunities Trust - Class B, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index and the CPI from 1/1/99-12/31/00.

                    TEMPLETON GLOBAL    INFLATION (CPI)    MSCI AC WORLD      CPI(4)        MSCI AC WORLD
                     OPPORTUNITIES                            FREE(4)                           FREE
                     TRUST-CLASS B
01/01/1999              $10,000             $10,000           $10,000
01/31/1999               $9,925             $10,024           $10,204         0.24%             2.04%
02/28/1999               $9,658             $10,036            $9,948         0.12%            -2.51%
03/31/1999              $10,301             $10,066           $10,396         0.30%             4.50%
04/30/1999              $11,014             $10,140           $10,845         0.73%             4.32%
05/31/1999              $10,534             $10,140           $10,462         0.00%            -3.53%
06/30/1999              $11,000             $10,140           $10,983         0.00%             4.98%
07/31/1999              $10,866             $10,170           $10,938         0.30%            -0.41%
08/31/1999              $10,746             $10,194           $10,925         0.24%            -0.12%
09/30/1999              $10,548             $10,243           $10,807         0.48%            -1.08%
10/31/1999              $10,852             $10,262           $11,353         0.18%             5.06%
11/30/1999              $11,509             $10,268           $11,707         0.06%             3.11%
12/31/1999              $12,631             $10,268           $12,682         0.00%             8.33%
01/31/2000              $11,979             $10,299           $11,998         0.30%            -5.39%
02/29/2000              $12,327             $10,360           $12,039         0.59%             0.34%
03/31/2000              $12,812             $10,444           $12,830         0.82%             6.57%
04/30/2000              $12,220             $10,451           $12,254         0.06%            -4.49%
05/31/2000              $12,412             $10,463           $11,935         0.12%            -2.60%
06/30/2000              $13,020             $10,518           $12,340         0.52%             3.39%
07/31/2000              $12,884             $10,542           $11,977         0.23%            -2.94%
08/31/2000              $13,149             $10,542           $12,350         0.00%             3.11%
09/30/2000              $12,516             $10,597           $11,672         0.52%            -5.49%
10/31/2000              $12,220             $10,615           $11,443         0.17%            -1.96%
11/30/2000              $11,939             $10,621           $10,733         0.06%            -6.20%
12/31/2000              $11,792             $10,615           $10,913        -0.06%             1.67%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


8
PAGE
CLASS C (5/1/95 - 12/31/00)

                                  [LINE GRAPH]


This graph compares the performance of Templeton Global Opportunities Trust - Class C, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index and the CPI from 5/1/95-12/31/00.

                 TEMPLETON GLOBAL        INFLATION       MSCI AC WORLD        CPI(4)        MSCI AC WORLD
                   OPPORTUNITIES           (CPI)            FREE(4)                             FREE
                  TRUST - CLASS C
05/01/1995             $9,903             $10,000           $10,000
05/31/1995            $10,275             $10,019           $10,106            0.19%            1.06%
06/30/1995            $10,533             $10,039           $10,108            0.20%            0.02%
07/31/1995            $10,969             $10,039           $10,597            0.00%            4.84%
08/31/1995            $10,679             $10,065           $10,365            0.26%           -2.19%
09/30/1995            $10,953             $10,085           $10,650            0.20%            2.75%
10/31/1995            $10,452             $10,119           $10,472            0.33%           -1.67%
11/30/1995            $10,517             $10,111           $10,802           -0.07%            3.15%
12/31/1995            $10,639             $10,104           $11,127           -0.07%            3.01%
01/31/1996            $11,174             $10,164           $11,374            0.59%            2.22%
02/29/1996            $11,346             $10,197           $11,422            0.32%            0.42%
03/31/1996            $11,467             $10,250           $11,598            0.52%            1.54%
04/30/1996            $11,864             $10,290           $11,881            0.39%            2.44%
05/31/1996            $12,020             $10,309           $11,893            0.19%            0.10%
06/30/1996            $11,916             $10,315           $11,958            0.06%            0.55%
07/31/1996            $11,329             $10,335           $11,512            0.19%           -3.73%
08/31/1996            $11,718             $10,354           $11,654            0.19%            1.23%
09/30/1996            $12,063             $10,388           $12,084            0.32%            3.69%
10/31/1996            $12,236             $10,421           $12,132            0.32%            0.40%
11/30/1996            $12,945             $10,441           $12,781            0.19%            5.35%
12/31/1996            $13,116             $10,441           $12,596            0.00%           -1.45%
01/31/1997            $13,658             $10,474           $12,808            0.32%            1.68%
02/28/1997            $13,858             $10,507           $12,982            0.31%            1.36%
03/31/1997            $13,775             $10,533           $12,722            0.25%           -2.00%
04/30/1997            $14,024             $10,545           $13,131            0.12%            3.21%
05/31/1997            $14,855             $10,539           $13,914           -0.06%            5.97%
06/30/1997            $15,390             $10,552           $14,627            0.12%            5.12%
07/31/1997            $16,110             $10,564           $15,288            0.12%            4.52%
08/31/1997            $15,390             $10,585           $14,215            0.19%           -7.02%
09/30/1997            $16,544             $10,611           $14,972            0.25%            5.33%
10/31/1997            $15,215             $10,637           $14,082            0.25%           -5.95%
11/30/1997            $15,012             $10,631           $14,297           -0.06%            1.53%
12/31/1997            $14,919             $10,618           $14,484           -0.12%            1.31%
01/31/1998            $14,535             $10,639           $14,803            0.19%            2.20%
02/28/1998            $15,302             $10,659           $15,816            0.19%            6.84%
03/31/1998            $16,032             $10,679           $16,491            0.19%            4.27%
04/30/1998            $16,202             $10,698           $16,646            0.18%            0.94%
05/31/1998            $15,641             $10,717           $16,330            0.18%           -1.90%
06/30/1998            $15,540             $10,730           $16,624            0.12%            1.80%
07/31/1998            $15,721             $10,743           $16,629            0.12%            0.03%
08/31/1998            $13,194             $10,756           $14,299            0.12%          -14.01%
09/30/1998            $13,084             $10,769           $14,583            0.12%            1.99%
10/31/1998            $13,906             $10,795           $15,915            0.24%            9.13%
11/30/1998            $14,638             $10,795           $16,881            0.00%            6.07%
12/31/1998            $14,725             $10,788           $17,664           -0.06%            4.64%
01/31/1999            $14,614             $10,814           $18,025            0.24%            2.04%
02/28/1999            $14,218             $10,827           $17,572            0.12%           -2.51%
03/31/1999            $15,173             $10,860           $18,363            0.30%            4.50%
04/30/1999            $16,222             $10,939           $19,156            0.73%            4.32%
05/31/1999            $15,519             $10,939           $18,480            0.00%           -3.53%
06/30/1999            $16,201             $10,939           $19,400            0.00%            4.98%
07/31/1999            $16,002             $10,972           $19,321            0.30%           -0.41%
08/31/1999            $15,824             $10,998           $19,297            0.24%           -0.12%
09/30/1999            $15,540             $11,051           $19,089            0.48%           -1.08%
10/31/1999            $15,981             $11,071           $20,055            0.18%            5.06%
11/30/1999            $16,946             $11,077           $20,679            0.06%            3.11%
12/31/1999            $18,595             $11,077           $22,401            0.00%            8.33%
01/31/2000            $17,631             $11,111           $21,194            0.30%           -5.39%
02/29/2000            $18,091             $11,176           $21,266            0.59%            0.34%
03/31/2000            $18,797             $11,268           $22,663            0.82%            6.57%
04/30/2000            $17,932             $11,275           $21,645            0.06%           -4.49%
05/31/2000            $18,217             $11,288           $21,083            0.12%           -2.60%
06/30/2000            $19,106             $11,347           $21,797            0.52%            3.39%
07/31/2000            $18,892             $11,373           $21,157            0.23%           -2.94%
08/31/2000            $19,295             $11,373           $21,814            0.00%            3.11%
09/30/2000            $18,359             $11,432           $20,617            0.52%           -5.49%
10/31/2000            $17,920             $11,452           $20,213            0.17%           -1.96%
11/30/2000            $17,517             $11,458           $18,960            0.06%           -6.20%
12/31/2000            $17,884             $11,452           $19,276           -0.06%            1.67%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                     12/31/00
------------------------------------
1-Year                        -5.63%

5-Year                        10.72%

Since Inception (5/1/95)      10.79%



4. Source: Standard and Poor's Micropal. The MSCI All Country (AC) World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and eastern Europe.

Past performance does not guarantee future results.


                                                                               9
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                       CLASS A
                                                               --------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
                                                                 2000        1999        1998        1997        1996
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................      $17.12      $14.63      $15.32      $14.62      $12.57
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .12         .25         .39         .38         .30
 Net realized and unrealized gains (losses)................        (.63)       3.53        (.48)       1.70        2.69
                                                               --------------------------------------------------------
Total from investment operations...........................        (.51)       3.78        (.09)       2.08        2.99
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.14)       (.34)       (.32)       (.37)       (.30)
 In excess of net investment income........................          --          --          --          --        (.06)
 Net realized gains........................................       (1.84)       (.95)       (.28)      (1.01)       (.58)
                                                               --------------------------------------------------------
Total distributions........................................       (1.98)      (1.29)       (.60)      (1.38)       (.94)
                                                               --------------------------------------------------------
Net asset value, end of year...............................      $14.63      $17.12      $14.63      $15.32      $14.62
                                                               ========================================================
Total Return*..............................................     (3.16)%      27.17%      (.61)%      14.53%      24.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $548,290    $682,277    $656,108    $786,219    $634,478
Ratios to average net assets:
 Expenses..................................................       1.43%       1.42%       1.41%       1.37%       1.45%
 Net investment income.....................................        .78%       1.61%       2.38%       2.30%       2.10%
Portfolio turnover rate....................................      68.21%      48.46%       3.09%      26.21%      18.54%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 10
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                        CLASS B
                                                                -----------------------
                                                                YEAR ENDED DECEMBER 31,
                                                                -----------------------
                                                                 2000            1999+
                                                                 ---------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $17.04          $14.63
                                                                -----------------------
Income from investment operations:
 Net investment income......................................         --**           .08
 Net realized and unrealized gains (losses).................       (.55)           3.58
                                                                -----------------------
Total from investment operations............................       (.55)           3.66
                                                                -----------------------
Less distributions from:
 Net investment income......................................       (.07)           (.30)
 Net realized gains.........................................      (1.84)           (.95)
                                                                -----------------------
Total distributions.........................................      (1.91)          (1.25)
                                                                -----------------------
Net asset value, end of year................................     $14.58          $17.04
                                                                =======================
Total Return*...............................................    (3.49)%          26.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................       $546            $346
Ratios to average net assets:
 Expenses...................................................      2.17%           2.20%
 Net investment income (loss)...............................     (.02)%            .52%
Portfolio turnover rate.....................................     68.21%          48.46%

*Total return does not reflect the contingent deferred sales charge.
**Actual net investment income per share is (.004).
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
                                                                              11
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2000         1999         1998         1997         1996
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year........................     $16.96       $14.50       $15.17       $14.52      $12.53
                                                              ----------------------------------------------------------
Income from investment operations:
 Net investment income....................................        .01          .13          .24          .18         .24
 Net realized and unrealized gains (losses)...............       (.62)        3.50         (.43)        1.77        2.63
                                                              ----------------------------------------------------------
Total from investment operations..........................       (.61)        3.63         (.19)        1.95        2.87
                                                              ----------------------------------------------------------
Less distributions from:
 Net investment income....................................       (.05)        (.22)        (.20)        (.29)       (.24)
 In excess of net investment income.......................         --           --           --           --        (.06)
 Net realized gains.......................................      (1.84)        (.95)        (.28)       (1.01)       (.58)
                                                              ----------------------------------------------------------
Total distributions.......................................      (1.89)       (1.17)        (.48)       (1.30)       (.88)
                                                              ----------------------------------------------------------
Net asset value, end of year..............................     $14.46       $16.96       $14.50       $15.17      $14.52
                                                              ==========================================================
Total Return*.............................................    (3.83)%       26.28%      (1.29)%       13.74%      23.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................    $25,067      $32,410      $33,423      $38,627      $11,622
Ratios to average net assets:
 Expenses.................................................      2.18%        2.16%        2.16%        2.12%       2.20%
 Net investment income....................................       .05%         .87%        1.62%         .93%       1.12%
Portfolio turnover rate...................................     68.21%       48.46%        3.09%       26.21%      18.54%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
                       See Notes to Financial Statements.
 12
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS 93.8%
AEROSPACE & DEFENSE 3.2%
BAE Systems PLC.............................................    United Kingdom       1,504,900     $  8,587,482
Raytheon Co., A.............................................    United States          326,500        9,468,500
                                                                                                   ------------
                                                                                                     18,055,982
                                                                                                   ------------
AIRLINES 1.2%
*Grupo Aeroportuario del Sereste, ADR.......................        Mexico             425,200        7,068,950
                                                                                                   ------------
AUTOMOBILES 1.2%
Volkswagen AG...............................................       Germany             132,010        7,008,690
                                                                                                   ------------
BANKS 8.7%
Australia & New Zealand Banking Group Ltd. .................      Australia          1,357,690       10,848,303
Banca Nazionale del Lavoro SpA..............................        Italy            1,787,410        5,487,434
Banco Popular Espanol SA....................................        Spain              232,030        8,081,936
Deutsche Bank AG............................................       Germany              73,910        6,241,684
HSBC Holdings PLC...........................................      Hong Kong            832,000       12,320,158
Svenska Handelsbanken, A....................................        Sweden             388,620        6,651,702
                                                                                                   ------------
                                                                                                     49,631,217
                                                                                                   ------------
CHEMICALS 3.1%
Akzo Nobel NV...............................................     Netherlands           215,520       11,573,934
Bayer AG, Br. ..............................................       Germany             116,900        6,135,129
                                                                                                   ------------
                                                                                                     17,709,063
                                                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES 1.1%
*Chubb PLC..................................................    United Kingdom       2,685,600        6,258,363
                                                                                                   ------------
COMMUNICATIONS EQUIPMENT 1.0%
*3Com Corp. ................................................    United States          198,810        1,689,885
Alcatel SA, ADR.............................................        France              33,412        1,868,984
*Avaya Inc. ................................................    United States            7,640           78,787
Lucent Technologies Inc. ...................................    United States           91,680        1,237,680
Motorola Inc. ..............................................    United States           30,000          607,500
                                                                                                   ------------
                                                                                                      5,482,836
                                                                                                   ------------
COMPUTERS & PERIPHERALS .8%
Fujitsu Ltd. ...............................................        Japan                  400            5,898
*Palm Inc. .................................................    United States          164,736        4,664,088
                                                                                                   ------------
                                                                                                      4,669,986
                                                                                                   ------------
CONSTRUCTION & ENGINEERING .9%
Kurita Water Industries Ltd. ...............................        Japan              386,000        5,053,152
                                                                                                   ------------
CONSTRUCTION MATERIALS .7%
Hanson PLC..................................................    United Kingdom         587,527        4,026,231
                                                                                                   ------------

                                                                              13
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED FINANCIALS 3.2%
ING Groep NV................................................     Netherlands           119,220     $  9,523,004
Nomura Securities Co. Ltd. .................................        Japan              482,000        8,673,468
                                                                                                   ------------
                                                                                                     18,196,472
                                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 7.6%
*Cia de Telecomunicaciones de Chile SA, ADR.................        Chile              417,030        5,499,583
Korea Telecom Corp., ADR....................................     South Korea           120,085        3,722,635
Nippon Telegraph & Telephone Corp. .........................        Japan                  972        7,004,869
Philippine Long Distance Telephone Co., ADR.................     Philippines            17,410          310,116
SBC Communications Inc. ....................................    United States          171,490        8,188,647
Telecom Italia SpA..........................................        Italy              859,673        5,165,480
*Telefonica SA..............................................        Spain              240,270        3,970,175
*Telefonica SA, ADR.........................................        Spain               22,364        1,118,200
Telefonos de Mexico SA (Telmex), L, ADR.....................        Mexico              83,190        3,753,949
*Worldcom Inc. .............................................    United States          356,020        5,006,531
                                                                                                   ------------
                                                                                                     43,740,185
                                                                                                   ------------
ELECTRIC UTILITIES 6.6%
CLP Holdings Ltd. ..........................................      Hong Kong          1,752,500        8,740,144
E.On AG.....................................................       Germany             158,210        9,625,124
Iberdrola SA, Br. ..........................................        Spain              606,810        7,605,563
Innogy Holdings PLC.........................................    United Kingdom         874,190        2,438,716
International Power PLC.....................................    United Kingdom         874,190        3,176,534
Korea Electric Power Corp., ADR.............................     South Korea           379,770        3,892,643
Powergen PLC................................................    United Kingdom         226,183        2,130,296
                                                                                                   ------------
                                                                                                     37,609,020
                                                                                                   ------------
ELECTRICAL EQUIPMENT 1.5%
Alstom SA...................................................        France             336,700        8,693,070
                                                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
Hitachi Ltd. ...............................................        Japan            1,469,000       13,094,939
                                                                                                   ------------
FOOD PRODUCTS 2.2%
Unilever PLC................................................    United Kingdom       1,505,750       12,854,759
                                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES .9%
Nycomed Amersham PLC........................................    United Kingdom         657,140        5,365,321
                                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES .3%
*Patterson Dental Co. ......................................    United States           55,200        1,869,900
                                                                                                   ------------
HOUSEHOLD DURABLES 3.2%
Koninklijke Philips Electronics NV..........................     Netherlands           144,103        5,279,073
Newell Rubbermaid Inc. .....................................    United States          324,000        7,371,000
Sony Corp. .................................................        Japan               82,800        5,727,846
                                                                                                   ------------
                                                                                                     18,377,919
                                                                                                   ------------

 14
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 11.7%
Ace Ltd. ...................................................       Bermuda             146,810     $  6,230,249
Allstate Corp. .............................................    United States          140,970        6,141,006
American International Group Inc. ..........................    United States           88,207        8,693,902
AON Corp. ..................................................    United States          284,150        9,732,137
AXA SA......................................................        France              69,060        9,984,922
AXA SA, 144A................................................        France               6,248          903,356
Mutual Risk Management Ltd. ................................       Bermuda             306,650        4,657,247
Swiss Reinsurance Co. ......................................     Switzerland             2,383        5,713,024
XL Capital Ltd., A..........................................       Bermuda              69,790        6,097,901
Zurich Financial Services AG................................     Switzerland            15,073        9,087,517
                                                                                                   ------------
                                                                                                     67,241,261
                                                                                                   ------------
IT CONSULTING & SERVICES .3%
*Gartner Group Inc., B......................................    United States          309,950        1,965,083
                                                                                                   ------------
MACHINERY 1.9%
Komatsu Ltd. ...............................................        Japan            1,384,000        6,120,140
Weir Group PLC..............................................    United Kingdom       1,309,240        4,644,914
                                                                                                   ------------
                                                                                                     10,765,054
                                                                                                   ------------
MEDIA 1.2%
Gannett Co. Inc. ...........................................    United States          111,500        7,031,469
*Seat Pagine Gialle SpA.....................................        Italy               48,141          107,344
                                                                                                   ------------
                                                                                                      7,138,813
                                                                                                   ------------
METALS & MINING 1.1%
Barrick Gold Corp. .........................................        Canada             392,100        6,422,598
                                                                                                   ------------
MULTILINE RETAIL .7%
Marks & Spencer PLC.........................................    United Kingdom       1,482,820        4,125,528
                                                                                                   ------------
OIL & GAS 7.4%
Amerada Hess Corp. .........................................    United States           44,420        3,245,436
Eni SpA.....................................................        Italy            1,804,690       11,521,497
Repsol SA...................................................        Spain              333,120        5,323,014
Shell Transport & Trading Co. PLC...........................    United Kingdom       1,182,670        9,672,585
Total Fina Elf SA, B........................................        France              51,177        7,610,749
Valero Energy Corp. ........................................    United States          143,380        5,331,944
                                                                                                   ------------
                                                                                                     42,705,225
                                                                                                   ------------
PAPER & FOREST PRODUCTS 4.5%
Boise Cascade Corp. ........................................    United States          133,300        4,482,212
Carter Holt Harvey Ltd. ....................................     New Zealand         8,236,100        5,976,930
Georgia-Pacific Corp. ......................................    United States          250,605        7,502,487
Kimberly Clark de Mexico SA de CV, A........................        Mexico           2,729,000        7,554,915
                                                                                                   ------------
                                                                                                     25,516,544
                                                                                                   ------------

                                                                              15
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PHARMACEUTICALS 10.5%
Abbott Laboratories.........................................    United States          254,060     $ 12,306,031
Aventis SA..................................................        France             123,710       10,859,599
*Elan Corp. PLC, ADR........................................    Irish Republic         233,740       10,941,954
Merck KGAA..................................................       Germany             286,410       12,503,699
Pharmacia Corp. ............................................    United States          227,389       13,870,729
                                                                                                   ------------
                                                                                                     60,482,012
                                                                                                   ------------
REAL ESTATE .7%
Cheung Kong Holdings Ltd. ..................................      Hong Kong            293,000        3,747,067
                                                                                                   ------------
ROAD & RAIL 2.5%
Canadian National Railway Co. ..............................        Canada             193,030        5,699,654
Nippon Express Co. Ltd. ....................................        Japan            1,050,000        6,344,133
Stagecoach Holdings PLC.....................................    United Kingdom       2,280,000        2,264,912
                                                                                                   ------------
                                                                                                     14,308,699
                                                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
Intel Corp. ................................................    United States          182,100        5,474,381
                                                                                                   ------------
TEXTILES & APPAREL .6%
Yue Yuen Industrial Holdings Ltd. ..........................      Hong Kong          2,034,600        3,521,468
                                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES
Smartone Telecommunications Holdings Ltd. ..................      Hong Kong                200              288
                                                                                                   ------------
TOTAL COMMON STOCKS (COST $457,776,751).....................                                        538,180,076
                                                                                                   ------------
PREFERRED STOCKS 2.0%
Cia Vale do Rio Doce, ADR, A, pfd. .........................        Brazil             273,520        6,735,430
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil             208,301        4,751,867
                                                                                                   ------------
TOTAL PREFERRED STOCKS (COST $9,735,987)....................                                         11,487,297
                                                                                                   ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
  $467,512,738).............................................                                        549,667,373
                                                                                                   ------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                   ---------
(a)REPURCHASE AGREEMENTS 7.7%
Deutsche Bank AG., 6.40%, 1/02/01 (Maturity Value
  $22,424,935)
  Collateralized by Fannie Mae Discount Notes...............    United States     $ 22,409,000       22,409,000
Lehman Securities Inc., 6.40%, 1/02/01 (Maturity Value
  $22,015,644)
  Collateralized by Federal Home Loan Mortgage Corp.
    Discount Notes..........................................    United States       22,000,000       22,000,000
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $44,409,000)..............                                         44,409,000
                                                                                                   ------------
TOTAL INVESTMENTS (COST $511,921,738) 103.5%................                                        594,076,373
OTHER ASSETS, LESS LIABILITIES (3.5%).......................                                        (20,173,018)
                                                                                                   ------------
TOTAL NET ASSETS 100.0%.....................................                                       $573,903,355
                                                                                                   ============

*Non-income producing.
**Securities denominated in U.S. dollars.
(a)See Note 1(c) regarding repurchase agreements.
                       See Notes to Financial Statements.
 16
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

Assets:
 Investments in securities, at value (cost $511,921,738)....    $594,076,373
 Receivables:
  Fund shares sold..........................................         322,711
  Dividends and interest....................................       1,303,958
 Other assets...............................................             601
                                                                ------------
      Total assets..........................................     595,703,643
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       5,356,889
  Fund shares redeemed......................................      14,881,158
  To affiliates.............................................         898,281
 Funds advanced by custodian................................         441,434
 Accrued expenses...........................................         222,526
                                                                ------------
      Total liabilities.....................................      21,800,288
                                                                ------------
Net assets, at value........................................    $573,903,355
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    577,600
 Net unrealized appreciation................................      82,154,635
 Accumulated net realized gain..............................         814,996
 Beneficial shares..........................................     490,356,124
                                                                ------------
Net assets, at value........................................    $573,903,355
                                                                ============
CLASS A:
 Net asset value per share ($548,289,604 / 37,487,641 shares
   outstanding).............................................          $14.63
                                                                ============
 Maximum offering price per share ($14.63 / 94.25%).........          $15.52
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($546,276 / 37,477 shares outstanding)*...................          $14.58
                                                                ============
CLASS C:
 Net asset value per share ($25,067,475 / 1,733,147 shares
  outstanding)*.............................................          $14.46
                                                                ============
 Maximum offering price per share ($14.46 / 99.00%).........          $14.61
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              17
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

Investment Income:
 (net of foreign taxes of $1,232,294)
 Dividends..................................................    $12,964,850
 Interest...................................................      1,495,949
                                                                -----------
      Total investment income...............................                   $  14,460,799
Expenses:
 Management fees (Note 3)...................................      5,228,695
 Administrative fees (Note 3)...............................        912,010
 Distribution fees (Note 3)
  Class A...................................................      1,563,535
  Class B...................................................          4,271
  Class C...................................................        273,735
 Transfer agent fees (Note 3)...............................      1,047,000
 Custodian fees.............................................        176,800
 Reports to shareholders....................................        116,350
 Registration and filing fees...............................         61,002
 Professional fees..........................................         63,490
 Trustees' fees and expenses................................        125,500
 Other......................................................            425
                                                                -----------
      Total expenses........................................                       9,572,813
                                                                               -------------
            Net investment income...........................                       4,887,986
                                                                               -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     99,713,126
  Foreign currency transactions.............................       (432,357)
                                                                -----------
      Net realized gain.....................................                      99,280,769
      Net unrealized depreciation on investments............                    (112,250,936)
                                                                               -------------
Net realized and unrealized loss............................                     (12,970,167)
                                                                               -------------
Net decrease in net assets resulting from operations........                   $  (8,082,181)
                                                                               =============

                       See Notes to Financial Statements.
 18
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                    2000                1999
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   4,887,986       $ 10,460,378
  Net realized gain from investments and foreign currency
   transactions.............................................       99,280,769         76,261,554
  Net unrealized appreciation (depreciation) on
   investments..............................................     (112,250,936)        79,455,100
                                                                --------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (8,082,181)       166,177,032

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (5,410,353)       (13,157,053)
   Class B..................................................           (1,370)            (3,717)
   Class C..................................................          (77,694)          (399,045)
  Net realized gains:
   Class A..................................................      (72,833,341)       (37,386,240)
   Class B..................................................          (43,384)           (10,644)
   Class C..................................................       (3,270,191)        (1,752,217)
                                                                --------------------------------
 Total distributions to shareholders........................      (81,636,333)       (52,708,916)

 Beneficial share transactions (Note 2):
   Class A..................................................      (48,183,125)       (82,689,462)
   Class B..................................................          268,574            313,862
   Class C..................................................       (3,496,073)        (5,590,927)
                                                                --------------------------------
 Total beneficial share transactions........................      (51,410,624)       (87,966,527)
    Net increase (decrease) in net assets...................     (141,129,138)        25,501,589

Net assets:
 Beginning of year..........................................      715,032,493        689,530,904
                                                                --------------------------------
 End of year................................................    $ 573,903,355       $715,032,493
                                                                ================================

Undistributed net investment income included in net assets:
 End of year................................................    $     577,600       $  1,373,998
                                                                ================================

                       See Notes to Financial Statements.
                                                                              19
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. REPURCHASE AGREEMENTS:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2000, all repurchase agreements held by the Fund had been entered into on that date.

 20
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class B and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. Each class of shares differ by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At December 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   142,264,671    $ 2,278,870,785          107,472,584    $ 1,653,635,717
Shares issued on reinvestment of distributions....     4,461,173         68,731,061            2,930,631         44,280,755
Shares redeemed...................................  (149,098,114)    (2,395,784,971)        (115,377,897)    (1,780,605,934)
                                                    -----------------------------------------------------------------------
Net decrease......................................    (2,372,270)   $   (48,183,125)          (4,974,682)   $   (82,689,462)
                                                    =======================================================================

                                                                              21
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999+
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................        23,172    $       369,114               19,690    $       304,278
Shares issued on reinvestment of distributions....         2,542             38,535                  797             12,651
Shares redeemed...................................        (8,526)          (139,075)                (198)            (3,067)
                                                    -----------------------------------------------------------------------
Net increase......................................        17,188    $       268,574               20,289    $       313,862
                                                    =======================================================================

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     5,423,173    $    84,619,161            2,423,547    $    37,175,846
Shares issued on reinvestment of distributions....       201,775          3,079,428              132,511          1,963,319
Shares redeemed...................................    (5,802,835)       (91,194,662)          (2,949,836)       (44,730,092)
                                                    -----------------------------------------------------------------------
Net decrease......................................      (177,887)   $    (3,496,073)            (393,778)   $    (5,590,927)
                                                    =======================================================================

+Effective date of Class B Shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 2000, unreimbursed costs were $2,501,179. Distributors received net commissions from sales of fund shares and received contingent deferred sales charges for the period of $85,765 and $36,440, respectively.

 22
PAGE
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $513,113,482 was as follows:

Unrealized appreciation.....................................  $120,649,662
Unrealized depreciation.....................................   (39,686,771)
                                                              ------------
Net unrealized appreciation.................................  $ 80,962,891
                                                              ============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and losses realized subsequent to October 31, on the sale of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $237,390. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2000 aggregated $431,217,077 and $549,995,719, respectively.

                                                                              23
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 31, 2001

 24
PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $97,377,216 as a capital gain dividend for the fiscal year ended December 31, 2000.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 23.25% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2000.

At December 31, 2000, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B and Class C shareholders of record on December 7, 2000.

                                          CLASS A                             CLASS B                   CLASS C
                             --------------------------------------------------------------------------------------
                              FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX
          COUNTRY            PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE
-------------------------------------------------------------------------------------------------------------------
Australia..................     $0.0003           $0.0062           $0.0003           $0.0034           $0.0003
Bermuda....................      0.0000            0.0036            0.0000            0.0019            0.0000
Brazil.....................      0.0021            0.0077            0.0021            0.0042            0.0021
Canada.....................      0.0008            0.0022            0.0008            0.0012            0.0008
Finland....................      0.0008            0.0021            0.0008            0.0011            0.0008
France.....................      0.0022            0.0074            0.0022            0.0040            0.0022
Germany....................      0.0016            0.0063            0.0016            0.0034            0.0016
Hong Kong..................      0.0000            0.0123            0.0000            0.0067            0.0000
Italy......................      0.0021            0.0082            0.0021            0.0044            0.0021
Japan......................      0.0018            0.0047            0.0018            0.0025            0.0018
Mexico.....................      0.0004            0.0022            0.0004            0.0012            0.0004
Netherlands................      0.0033            0.0105            0.0033            0.0057            0.0033
New Zealand................      0.0025            0.0063            0.0025            0.0034            0.0025
Philippines................      0.0012            0.0032            0.0012            0.0017            0.0012
South Korea................      0.0008            0.0013            0.0008            0.0007            0.0008
Spain......................      0.0026            0.0070            0.0026            0.0038            0.0026
Sweden.....................      0.0022            0.0059            0.0022            0.0032            0.0022
Switzerland................      0.0005            0.0013            0.0005            0.0007            0.0005
United Kingdom.............      0.0066            0.0269            0.0066            0.0145            0.0066
                             --------------------------------------------------------------------------------------
TOTAL......................     $0.0318           $0.1253           $0.0318           $0.0677           $0.0318
                             ======================================================================================

                                 CLASS C
                             ----------------
                              FOREIGN SOURCE
          COUNTRY            INCOME PER SHARE
---------------------------  ----------------
Australia..................      $0.0000
Bermuda....................       0.0000
Brazil.....................       0.0000
Canada.....................       0.0000
Finland....................       0.0000
France.....................       0.0000
Germany....................       0.0000
Hong Kong..................       0.0000
Italy......................       0.0000
Japan......................       0.0000
Mexico.....................       0.0000
Netherlands................       0.0000
New Zealand................       0.0000
Philippines................       0.0000
South Korea................       0.0000
Spain......................       0.0000
Sweden.....................       0.0000
Switzerland................       0.0000
United Kingdom.............       0.0000
                             ----------------
TOTAL......................      $0.0000
                             ================


In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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[FRANKLIN TEMPLETON LOGO]
FRANKLIN TEMPLETON INVESTMENTS

TEMPLETON GLOBAL OPPORTUNITIES TRUST
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777





ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


415 A00 02/01                           [RECYCLE LOGO] Printed on recycled paper